Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Investments	¥ 1,096,761	¥ 1,155,141
Allowance for loan losses	416,785	487,488
Trading account assets	92,192	74,713
Prepaid pension cost and accrued pension liabilities	71,690	40,688
Financial Stabilization Funds	11,729	16,615
Premises and equipment	6,757	15,062
Undistributed earnings of subsidiaries		4,799
Net operating loss carryforwards	1,790,354	1,996,444
Other	302,407	300,133
Deferred Tax Assets, Gross, Total	3,788,675	4,091,083
Valuation allowance	(2,478,130)	(2,603,292)
Deferred tax assets, net of valuation allowance	1,310,545	1,487,791
Deferred tax liabilities:
Available-for-sale securities	354,710	550,640
Derivative financial instruments	32,172	43,447
Undistributed earnings of subsidiaries	5,925
Other	76,121	79,252
Deferred tax liabilities	468,928	673,339
Net deferred tax assets	¥ 841,617	¥ 814,452